LEASES - Future minimum lease payments under non-cancelable operating lease agreements (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Jan. 01, 2022
Future minimum lease payments
2024	$ 4,146
2025	3,497
2026	1,815
2027	1,263
2028	987
Thereafter	1,860
Total undiscounted lease payments	13,568
Less: imputed interest	(1,054)
Present value of lease liabilities	$ 12,514	$ 17,208